Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust II
Entity Central Index Key	0001450501
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000159357
Shareholder Report [Line Items]
Fund Name	Columbia EM Core ex-China ETF
Class Name	Columbia EM Core ex-China ETF
Trading Symbol	XCEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-426-3750
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,254,208,486
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,254,208,486
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12.0%
Samsung Electronics Co. Ltd. (South Korea)	4.2%
Reliance Industries, Ltd. (India)	2.2%
ICICI Bank Ltd. (India)	1.9%
HDFC Bank Ltd. (India)	1.9%
Infosys Ltd. (India)	1.7%
International Holding Co. PJSC (United Arab Emirates)	1.3%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.3%
SK Hynix, Inc. (South Korea)	1.2%
Al Rajhi Bank (Saudi Arabia)	1.1%

C000101379
Shareholder Report [Line Items]
Fund Name	Columbia India Consumer ETF
Class Name	Columbia India Consumer ETF
Trading Symbol	INCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-426-3750
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$41	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
AssetsNet	$ 483,881,821
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$483,881,821
Total number of portfolio holdings	31
Portfolio turnover for the reporting period	4%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Largest Holdings [Text Block]

Top Holdings

Trent Ltd. (India)	7.4%
Zomato Ltd. (India)	6.9%
Mahindra & Mahindra Ltd. (India)	6.6%
Bajaj Auto Ltd. (India)	5.6%
ITC Ltd. (India)	5.1%
Hindustan Unilever Ltd. (India)	4.9%
Maruti Suzuki India Ltd. (India)	4.7%
Nestle India Ltd. (India)	4.3%
Titan Co. Ltd. (India)	4.1%
Tata Consumer Products Ltd. (India)	4.0%

C000088095
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Emerging Economies ETF
Class Name	Columbia Research Enhanced Emerging Economies ETF
Trading Symbol	ECON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-426-3750
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 54,692,332
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$54,692,332
Total number of portfolio holdings	203
Portfolio turnover for the reporting period	89%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.9%
Alibaba Group Holding Ltd. (China)	4.6%
Kweichow Moutai Co. Ltd. (China)	3.4%
Samsung Electronics Co. Ltd. (South Korea)	3.0%
Reliance Industries, Ltd. (India)	2.4%
HDFC Bank Ltd. (India)	2.3%
Meituan Class B (China)	2.1%
SK Hynix, Inc. (South Korea)	1.5%
ICICI Bank Ltd. (India)	1.5%
China Construction Bank Corp. Class H (China)	1.4%